Supplement to the
Fidelity® Select Portfolios®
April 29, 2026
STATEMENT OF ADDITIONAL INFORMATION

The following information supplements information found in the "Management Contracts" section.
The following table provides information relating to other accounts managed by WILL HILKERT as of August 31, 2026:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	1	1
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$38,071	$731	$1
Assets Managed with Performance-Based Advisory Fees (in millions)	$36,520	none	none
* Includes assets of Brokerage and Investment Management Portfolio managed by the portfolio manager ($992 (in millions) assets managed).
As of August 31, 2026, the dollar range of shares of Brokerage and Investment Management Portfolio beneficially owned by the portfolio manager was none.
The following table provides information relating to other accounts managed by AIDAN BRANDT as of August 31, 2026:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	2	1
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$56,474	$45	$23
Assets Managed with Performance-Based Advisory Fees (in millions)	$378	none	none
* Includes assets of Semiconductors Portfolio managed by the portfolio manager ($44,853 (in millions) assets managed).
As of August 31, 2026, the dollar range of shares of Semiconductors Portfolio beneficially owned by the portfolio manager was none.
The following table provides information relating to other accounts managed by PRESTON HEDRICK as of August 31, 2026:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$3,913	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none
* Includes assets of Tech Hardware Portfolio managed by the portfolio manager ($3,913 (in millions) assets managed).
As of August 31, 2026, the dollar range of shares of Tech Hardware Portfolio beneficially owned by the portfolio manager was none.

SEL-SSTK-1026-235-1.475630.235	October 9, 2026